Note 10 - Intangible Assets - 10Q (Details) (USD $)	12 Months Ended			3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013	Mar. 31, 2013 Parent Company [Member]	Mar. 31, 2012 Parent Company [Member]
Note 10 - Intangible Assets - 10Q (Details) [Line Items]
Finite-Lived Intangible Assets, Net			$ 155,000
Amortization of Intangible Assets	$ 621,000	$ 621,000		$ 310,000	$ 310,000